Exposures (Tables)	6 Months Ended
Jun. 30, 2018
Exposures
Schedule of credit grades

Skr bn	Credits & interest-bearing securitites				Undisbursed credits, derivatives, etc				Total
Classified by type of	June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017		June 30, 2018		December 31, 2017
counterparty	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	110.0	41.1	97.1	39.6	58.0	81.6	70.0	85.1	168.0	49.6	167.1	51.1
Regional governments	19.8	7.4	11.4	4.7	—	—	—	—	19.8	5.8	11.4	3.5
Multilateral development banks	0.1	0.0	0.0	0.0	0.0	0.0	—	—	0.1	0.0	0.0	0.0
Public Sector Entity	0.2	0.1	0.4	0.2	—	—	—	—	0.2	0.1	0.4	0.1
Financial institutions	25.8	9.6	32.7	13.3	5.7	8.0	5.9	7.2	31.5	9.3	38.6	11.8
Corporates	111.6	41.8	103.4	42.2	7.4	10.4	6.3	7.7	119.0	35.2	109.7	33.5

Total	267.5	100.0	245.0	100.0	71.1	100.0	82.2	100.0	338.6	100.0	327.2	100.0

Skr bn	Middle East/ Africa/ Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	West European countries excl. Sweden	Central- and East European countries	Total
Central governments	—	0.7	2.6	2.3	—	0.9	146.3	12.0	3.2	168.0
Regional governments	—	—	—	—	—	—	19.5	0.3	—	19.8
Multilateral development banks	—	—	—	—	—	—	—	0.1	—	0.1
Public Sector Entity	—	—	—	—	—	—	—	0.2	—	0.2
Financial institutions	—	2.5	0.4	6.4	1.2	0.4	6.8	13.5	0.3	31.5
Corporates	4.6	3.2	2.6	4.2	—	3.3	79.7	21.3	0.1	119.0

Total	4.6	6.4	5.6	12.9	1.2	4.6	252.3	47.4	3.6	338.6

Skr bn	Middle East/ Africa/ Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	West European countries excl. Sweden	Central- and East European countries	Total
Central governments	—	0.7	4.0	2.4	—	0.9	145.1	10.9	3.1	167.1
Regional governments	—	—	—	—	—	—	11.2	0.2	—	11.4
Multilateral development banks	—	—	—	—	—	—	—	0.0	—	0.0
Public Sector Entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.0	0.5	9.6	1.2	1.1	6.9	16.0	0.3	38.6
Corporates	4.9	3.6	1.7	2.9	—	3.3	72.2	21.0	0.1	109.7

Total	4.9	7.3	6.2	14.9	1.2	5.3	235.4	48.5	3.5	327.2

Skr bn	June 30, 2018	December 31, 2017
France	10.7	10.3
United Kingdom	7.7	7.7
Norway	6.2	6.2
Finland	6.2	7.1
Denmark	3.9	4.8
Germany	3.3	4.7
Poland	3.2	3.1
Spain	2.5	2.6
The Netherlands	2.5	2.6
Switzerland	1.0	0.5
Luxembourg	1.0	0.4
Austria	0.9	0.1
Belgium	0.8	0.9
Ireland	0.4	0.4
Latvia	0.2	0.2
Iceland	0.2	0.2
Italy	0.1	0.1
Russia	0.1	0.1
Estonia	0.1	0.1
Hungary	0.0	0.0
Total	51.0	52.1